                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                                File No. 2-57791
                                                               File No. 811-2715

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

                  Pre-Effective Amendment No.                         /  /

                  Post-Effective Amendment No.  40                     /X/
                                               ----
                                      AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/


                  Amendment No.   40
                                 ----

                  DELAWARE GROUP STATE TAX-FREE INCOME TRUST
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

               1818 Market Street, Philadelphia, Pennsylvania              19103
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 751-2923
                                                                  --------------

    George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 31, 1998
                                                                  --------------

It is proposed that this filing will become effective:
           _____    immediately upon filing pursuant to paragraph (b)
           __X__    on March 31, 1998 pursuant to paragraph (b)
           _____    60 days after filing pursuant to paragraph (a)(1)
           _____    on (date) pursuant to paragraph (a)(1)
           _____    75 days after filing pursuant to paragraph (a)(2)
           _____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

           ___      this post-effective amendment designates a new effective
date for a previously filed post-effective amendment

Title of Securities Being Registered Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class, Tax-Free New Jersey Fund C Class, Tax-Free Ohio Fund Class, Tax-Free Ohio Fund B Class, Tax-Free Ohio Fund C Class Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class, Tax-Free Pennsylvania Fund C Class

                            --- C O N T E N T S ---



This Post-Effective Amendment No. 40 to Registration File No. 2-57791 includes the following:

      1.     Facing Page

      2.     Contents Page

      3.     Cross-Reference Sheet

      4.     Part A - Prospectus*

      5.     Part B - Statements of Additional Information*

      6.     Part C - Other Information

      7.     Signatures


      * The Registrant's Prospectus and Statement of Additional Information ("SAI") each dated September 2, 1997 are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 485(b) on August 29, 1997. The Supplement to the Prospectus dated January 22, 1998 filed with the Commission on January 22, 1998 pursuant to Rule 497(e) is superseded by the Supplement included in this filing.

                            CROSS-REFERENCE SHEET*
                                    PART A

           Item No.   Description                      Location in Prospectus
           --------   -----------                      ----------------------

 1         Cover Page...............................         Cover Page

 2         Synopsis.................................    Synopsis; Summary of
                                                              Expenses

 3         Condensed Financial Information..........    Financial Highlights

 4         General Description of Registrant .......    Investment Objective
                                                        and Policies; Shares;
                                                       Additional Information
                                                       on Investment Policies
                                                       and Risk Considerations

 5         Management of the Fund ..................   Management of the Funds

 6         Capital Stock and Other Securities ......  The Delaware Difference;
                                                    Dividends and Distributions;
                                                            Taxes; Shares

 7         Purchase of Securities Being Offered.....      Cover; How to Buy
                                                       Shares; Calculation of
                                                       Offering Price and Net
                                                       Asset Value; Management
                                                            of the Funds

 8         Redemption or Repurchase.................      How to Buy Shares;
                                                       Redemption and Exchange




* The Registrant's Prospectus and Statement of Additional Information ("SAI") each dated September 2, 1997 are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 485(b) on August 29, 1997. The Supplement to the Prospectus dated January 22, 1998 filed with the Commission on January 22, 1998 pursuant to Rule 497(e) is superseded by the Supplement included in this filing.

                            CROSS-REFERENCE SHEET*
                            ----------------------
                                    PART B
                                    ------
                                                       Location in Statement
Item No.   Description                                of Additional Information
--------   -----------                                -------------------------

 9         Pending Legal Proceedings..............             None

10         Cover Page.............................             Cover

11         Table of Contents......................       Table of Contents

12         General Information and History........      General Information

13         Investment Objectives and Policies.....     Investment Objectives
                                                           and Policies

14         Management of the Registrant...........     Officers and Trustees


15         Control Persons and Principal Holders
           of Securities..........................     Officers and Trustees

16         Investment Advisory and Other Services.    Plans Under Rule 12b-1
                                                       for the Fund Classes
                                                    (under Purchasing Shares);
                                                       Investment Management
                                                     Agreements; Officers and
                                                  Trustees; General Information;
                                                       Financial Statements

17         Brokerage Allocation...................       Trading Practices
                                                           and Brokerage

18         Capital Stock and Other Securities.....      Capitalization and
                                                       Noncumulative Voting
                                                    (under General Information)



* The Registrant's Prospectus and Statement of Additional Information ("SAI") each dated September 2, 1997 are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 485(b) on August 29, 1997. The Supplement to the Prospectus dated January 22, 1998 filed with the Commission on January 22, 1998 pursuant to Rule 497(e) is superseded by the Supplement included in this filing.

                             CROSS-REFERENCE SHEET
                             ---------------------
                                    PART B
                                  (Continued)

                                                      Location in Statement
Item No.   Description                               of Additional Information
--------   -----------                               -------------------------
19         Purchase, Redemption and Pricing of
           Securities Being Offered................     Purchasing Shares;
                                                    Determining Offering Price
                                                       and Net Asset Value;
                                                    Redemption and Repurchase;
                                                        Exchange Privilege

20         Tax Status..............................            Taxes

21         Underwriters ...........................      Purchasing Shares

22         Calculation of Performance Data.........   Performance Information

23         Financial Statements....................    Financial Statements

                             CROSS REFERENCE SHEET
                             ---------------------

                                    PART C
                                    ------

                                                                  Location
Item No.   Description                                           in Part C
--------   -----------                                           ---------

24         Financial Statements and Exhibits..............         Item 24

25         Persons Controlled by or under Common
           Control with Registrant........................         Item 25

26         Number of Holders of Securities................         Item 26

27         Indemnification................................         Item 27

28         Business and Other Connections of
           Investment Adviser.............................         Item 28

29         Principal Underwriters.........................         Item 29

30         Location of Accounts and Records...............         Item 30

31         Management Services............................         Item 31

32         Undertakings...................................         Item 32

The Registrant's Prospectus and Statement of Additional Information ("SAI") each dated September 2, 1997 are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 485(b) on August 29, 1997. The Supplement to the Prospectus dated January 22, 1998 filed with the Commission on January 22, 1998 pursuant to Rule 497(e) is superseded by the Supplement included in this filing.

                                 MARCH 31, 1998
                            TAX-FREE NEW JERSEY FUND
                               TAX-FREE OHIO FUND
                           TAX-FREE PENNSYLVANIA FUND
                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 2, 1997


         The following replaces information under Summary of Expenses for the Class A, B and C Shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund:

Annual Operating Expenses                                   Class A        Class B         Class C
(as a percentage of average daily net assets)               Shares         Shares          Shares
-------------------------------------------------------------------------------------------------------


Management Fees (after voluntary waivers).............      0.00%(1)       0.00%(1)        0.00%(1)

12b-1 Plan Expenses (including service fees)..........      0.25%(2)(3)    1.00%(2)        1.00%(2)

Other Operating Expenses..............................      0.25%(1)       0.25%(1)        0.25%(1)
         (after voluntary payments)

Total Operating Expenses
         (after voluntary waivers and payments).......      0.50%(1)       1.25%(1)        1.25%(1)

(1) Total Operating Expenses and Other Operating Expenses for Class A Shares, Class B Shares and Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. Beginning January 22, 1998, Delaware Management Company (the "Manager") has elected voluntarily to waive that portion, if any, of the annual management fees payable by a Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of a Fund, excluding each such Class' 12b-1 fees, do not exceed 0.25% through July 31, 1998. From the commencement of operations through January 21, 1998, commitments of waiver and payment by the Manager that were different from that currently in effect for each Fund were in place. The expense information previously appearing in the Summary of Expenses table with respect to these Funds has been restated to reflect the current fees. See the information provided below. If the voluntary expense waivers and payments by the Manager were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.93%, 2.61% and 2.61%, respectively, for Class A Shares, Class B Shares and Class C Shares of Tax-Free New Jersey Fund, which would include Management Fees of 0.54% for each Class, and 1.93%, 2.61% and 2.61%, respectively, for Class A Shares, Class B Shares and Class C Shares of Tax-Free Ohio Fund, which would include Management Fees of 0.54% for each Class.

(2) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

(3) The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Class, although the maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Funds in the Prospectus.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and payment of expenses by the Manager as discussed above.

Tax-Free New Jersey Fund
                                        Assuming Redemption                     Assuming No Redemption
                                    1 year           3 years                    1 year           3 years
                                    ------           -------                    ------           -------
Class A Shares                      $42(1)           $53                        $42              $53

Class B Shares(2)                   $53              $70                        $13              $40

Class C Shares                      $23              $40                        $13              $40


Tax-Free Ohio Fund
                                        Assuming Redemption                     Assuming No Redemption
                                    1 year           3 years                    1 year           3 years
                                    ------           -------                    ------           -------
Class A Shares                      $42(1)           $53                        $42              $53

Class B Shares(2)                   $53              $70                        $13              $40

Class C Shares                      $23              $40                        $13              $40

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.

         The following supplements section of the Prospectus entitled Financial Highlights.

Financial Highlights

         The following unaudited financial highlights for the Tax-Free New Jersey Fund and Tax-Free Ohio Fund are derived from the unaudited financial statements of the Funds for the period September 3, 1997 (date of initial public offering) through February 28, 1998. The data should be read in conjunction with the financial statements and related notes which are included in the Delaware Group State Tax-Free Income Trust's Statement of Additional Information. For the period October 20, 1997 through January 13, 1998, New Jersey Fund C Class sold shares which were subsequently redeemed by shareholders and as of February 28, 1998 there was one share outstanding. Ohio Fund B Class and Ohio Fund C Class sold no shares to public investors and as of February 28, 1998 each had one share outstanding. Share data for these Classes is excluded from the Financial Highlights because the data is not believed to be meaningful.

         The following unaudited financial highlights for the Tax-Free Pennsylvania Fund are derived from the unaudited financial statements of the Fund for the period March 1, 1997 through August 31, 1997. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Delaware Group State Tax-Free Income Trust's SemiAnnual Report for the six months ended August 31, 1997. A copy of the Semi-Annual Report may be obtained from the Fund upon request at no charge.



                                               New            New
                                              Jersey         Jersey       Ohio      Pennsylvania    Pennsylvania    Pennsylvania
                                               Fund           Fund        Fund          Fund            Fund            Fund
                                              A Class        B Class     A Class       A Class         B Class         C Class
                                              -------        -------     -------       -------         -------         -------
                                             Unaudited      Unaudited   Unaudited     Unaudited       Unaudited       Unaudited
                                             9/3/97(1)      9/3/97(1)   9/3/97(1)      3/1/97          3/1/97          3/1/97
                                              through        through     through       through         through         through
                                              2/28/98        2/28/98     2/28/98      8/31/97(2)     8/31/97(2)       8/31/97(2)

Net Asset Value, Beginning of Period.         $5.500         $5.500        $5.500       $8.240          $8.240         $8.240

Income From Investment Operations
Net Investment Income...................        0.115         0.070         0.120        0.221           0.194          0.194
Net Realized and Unrealized Gain (Loss)
   on Investments.......................        0.200         0.199         0.230        0.030           0.030          0.030
                                               ------        ------        ------       ------          ------         ------
   Total From Investment Operations.....        0.315         0.269         0.350        0.251           0.224          0.224
                                               ------        ------        ------       ------          ------         ------
Less Dividends and Distributions:
Dividends from Net Investment Income....       (0.115)       (0.069)       (0.120)      (0.221)         (0.194)        (0.194)
Distributions from net realized gain on
   security transactions................         none          none          none         none            none           none
                                               ------        ------        ------       ------          ------         ------
   Total Dividends and Distributions....       (0.115)       (0.069)       (0.120)      (0.221)         (0.194)        (0.194)
                                               ------        ------        ------       ------          ------         ------
Net Asset Value, End of Period..........       $5.700        $5.700        $5.730       $8.270          $8.270         $8.270
                                               ======        ======        ======       ======          ======         ======

-----------------------------------------

Total Return(3).........................        5.77%(4)       4.90%(4)     6.41%(4)     3.10%           2.69%          2.69%

-----------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)      $1,141           $146       $1,201     $928,376         $35,512         $2,074
Ratio of Expenses to Average Daily Net Assets   0.88%          1.56%        0.88%        0.92%           1.72%          1.72%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation..........        1.93%          2.61%        1.93%         N/A             N/A            N/A
Ratio of Net Investment Income to Average
   Daily Net Assets.....................        4.23%          3.63%        4.38%        5.35%           4.55%          4.55%
Ratio of Net Investment Income to Average
   Daily Net Assets Prior to Expense
   Limitation...........................        3.18%          2.58%        3.33%         N/A             N/A            N/A
Portfolio Turnover......................          47%            47%          66%          27%             27%            27%

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.

(2)  Ratios have been annualized but total return has not been annualized.

(3) Total return does not reflect the maximum sales charge of 3.75% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase of Class A Shares. Does not reflect the CDSC which varies from 1-4% depending upon the holding period for Class B and Class C Shares.

(4) Total return reflects the voluntary waiver and payment of fees by the Manager as discussed above.

     The following supplements the section of the Prospectus entitled Management of the Funds:

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

     The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and Tax-Free Ohio Fund and to pay certain expenses of these Funds to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Funds and to pay certain of the Funds' expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

                                 MARCH 31, 1998
                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 2, 1997

         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund, as shown below, is the average annual total return quotations through August 31, 1997. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at August 31, 1997. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                            Average Annual Total Return
                                            Tax-Free Pennsylvania Fund

                                                    Class B Shares    Class B Shares          Class C Shares      Class C Shares
             Class A Shares(1) Class A Shares(1) (Including Deferred (Excluding Deferred    (Including Deferred (Excluding Deferred
               (at Offer)(2)      (at NAV)           Sales Charge)     Sales Charge)           Sales Charge)       Sales Charge)
               -------------      --------           -------------     -------------           -------------       -------------
1 year ended
8/31/97           3.61%             7.64%              2.79%              6.79%                   5.79%               6.79%

3 years ended
8/31/97           4.95%             6.28%              4.52%              5.43%                   N/A                 N/A

5 years ended
8/31/97           5.25%             6.07%              N/A                N/A                     N/A                 N/A

10 years ended
8/31/97           7.24%             7.66%              N/A                N/A                     N/A                 N/A

15 years ended
8/31/97           9.39%             9.68%              N/A                N/A                     N/A                 N/A

Commencement of
Operations(3)
through 8/31/97   6.44%             6.64%              4.64%              5.44%                   4.24%               4.24%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Class A Shares commenced operations on March 23, 1977; Class B Shares commenced operations on May 2, 1994; Class C Shares commenced operations on November 29, 1995.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund through August 31, 1997, and of Class A Shares and Class B Shares Tax-Free New Jersey Fund and of Class A Shares of Tax-Free Ohio Fund through February 28, 1998.

                                                     Cumulative Total Return
                                                    Tax-Free Pennsylvania Fund

                                      Class B Shares        Class B Shares       Class C Shares          Class C Shares
                  Class A Shares(1)  (Including Deferred  (Excluding Deferred   (Including Deferred    (Excluding Deferred
                    (at Offer)(2)      Sales Charge)         Sales Charge)        Sales Charge)           Sales Charge)
3 months ended
8/31/97               (1.42%)           (1.77%)                2.23%                 1.23%                   2.23%

6 months ended
8/31/97               (0.75%)(3)        (1.33%)                2.69%                 1.69%                   2.69%

9 months ended
8/31/97               (0.47%)           (1.23%)                2.74%                 1.74%                   2.74%

1 year ended
8/31/97                3.61%             2.79%                 6.79%                 5.79%                   6.79%

3 years ended
8/31/97               15.59%            14.20%                17.18%                  N/A                     N/A

5 years ended
8/31/97               29.15%              N/A                   N/A                   N/A                     N/A

10 years ended
8/31/97              101.23%              N/A                   N/A                   N/A                     N/A

15 years ended
8/31/97              284.47%              N/A                   N/A                   N/A                     N/A

Commencement of
Operations(4)
through 8/31/97      258.18%            16.33%                19.31%                 7.58%                   7.58%


(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) For the six months ended August 31, 1997, cumulative total return at net asset value was 3.10%.

(4) Class A Shares commenced operations on March 23, 1977; Class B Shares commenced operations on May 2, 1994; Class C Shares commenced operations on November 29, 1995.

                             Cumulative Total Return
                           Tax-Free New Jersey Fund(1)

                                      Class B Shares        Class B Shares
                  Class A Shares    (Including Deferred  (Excluding Deferred
                    (at Offer)         Sales Charge)         Sales Charge)

3 months ended
2/28/98               (1.34%)           (1.66%)                  2.34%

9/3/97(2)
through 2/28/98        1.88%             0.90%                   4.90%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2)      Commencement of operations.

                             Cumulative Total Return
                              Tax-Free Ohio Fund(1)

                                          Class A Shares
                                            (at Offer)



              3 months ended
              2/28/98                         (0.79%)

              9/3/97(2)
              through 2/28/98                  2.49%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free Ohio Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2)      Commencement of operations.


         For the 30-day period ended August 31, 1997, the yields of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund were 4.35%, 3.69% and 3.60%, respectively. For the 30-day period ended February 28, 1998, the yields of Class A Shares and Class B Shares of Tax-Free New Jersey Fund were 4.54% and 3.96%, respectively and the yield of Class A Shares of Tax-Free Ohio Fund was 4.67%. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager.

         For the 30-day period ended August 31, 1997, the tax-equivalent yields of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund were 6.30%, 5.35% and 5.35%, respectively, assuming a federal income tax rate of 31%. For the 30-day period ended February 28, 1998, the tax-equivalent yields of Class A Shares and Class B Shares of Tax-Free New Jersey Fund were 6.58% and 5.74%, respectively, and the tax-equivalent yield of Class A Shares of Tax-Free Ohio Fund was 6.77%, assuming a federal income tax rate of 31%. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager.

         The following provides updated information in the section of the Statement of Additional Information entitled Officers and Trustees.

         As of February 28, 1998, the Trust's officers and trustees, as a group, owned approximately 1.12% of the outstanding shares of Class A Shares of Tax-Free Pennsylvania Fund and less than 1% of the outstanding shares of Class B Shares and C Shares of this Fund. As of the same date, the Trust's officers and trustees, as a group, owned and less than 1% of the outstanding shares of each of the Class A Shares, B Shares and C Shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

         As of February 28, 1998, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of each Fund:

Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------

Tax-Free
Pennsylvania Fund

Class A Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 6,651,329                     6.10%

Class B Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 267,249                       5.97%

Class C Shares        Christopher Stephano Jr. &
                      Joanne Stephano
                      1152 Thrush Lane
                      Norristown, PA 19403                                   44,744                        14.66%

                      David N. Arms and Janet E. Arms JT WROS
                      2147 Deep Creek Road
                      Perkiomenville, PA 18074                               42,517                        13.93%

                      Francis A Gress
                      1701 Hottle RD
                      Coopersburg, PA 18036                                  17,900                        5.86%

                      Brett K. Young
                      and Beth Ann Young
                      962 Gravel Pike
                      Schwenksville, PA 19473                                15,607                        5.11%




Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------
Tax-Free New Jersey Fund

Class A Shares        Lincoln National Life Insurance Company
                      c/o Lincoln Investment Management, Inc.
                      200 East Berry Street
                      Fort Wayne IN 46802                                    185,406                       92.63%

Class B Shares        Wheat First Securities, Inc.
                      John A. Lanckowski &
                      Lillian Lanckowski
                      4 Delford Drive
                      North Cape May, NJ 08204                               15,763                        61.46%

                      Jacqueline Small
                      Terry Small
                      118 Vesper Ave.
                      Westmont, NJ 08108                                     4,347                         16.95%

                      Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 2,932                         11.43%

                      Wanda S. Toman
                      #7 MacArthur Blvd. 912 N
                      Westmont, NJ 08108                                     2,599                         10.13%

Class C Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

Tax-Free Ohio Fund

Class A Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 185,546                       89.23%

                      David J. Littell and
                      Mary Ann Littell
                      3804 Long Road
                      Avon, OH 44011                                         13,342                        6.40%



Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------
Tax-Free New Jersey Fund

Class B Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

Class C Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements contained in the Trust's Annual Report. Tax-Free Pennsylvania Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1997, are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements and the notes relating thereto for the six-month period ended August 31, 1998 for Tax-Free Pennsylvania Fund are incorporated by reference from the Semi-Annual Report into Part B. Unaudited financial information for the period September 3, 1997 (date of initial public offering) through February 28, 1998 for the Tax-Free New Jersey Fund and Tax-Free Ohio Fund follows.

Delaware Group State Tax-Free Income Trust
Tax Free New Jersey Fund
Statement of Net Assets
February 28, 1998


                                                                           Principal               Market
                                                                              Amount                Value
Municipal Bonds - 98.97%
Continueing Care / Retirement - 4.03%
New Jersey Economic Development Authority Revenue
Reference First Mortgage The Evergreens 6.00% 10/01/22                       $50,000              $51,857
                                                                                     ---------------------
                                                                                                   51,857
                                                                                     ---------------------
Higher Education - 7.82%
*New Jersey St. Educational Facilities Authority
Montclair St. University Series F 5.40% 7/01/25 (AMBAC)                       30,000               30,459
*New Jersey State Education Facilities-
University Medicine & Dentistry-B 5.25% 12/01/21 (AMBAC)                      50,000               50,185
New Jersey State Educational Facilities Authority-
Princeton Theological-Series A 5.00% 7/01/22                                  20,000               19,998
                                                                                     ---------------------
                                                                                                  100,642
                                                                                     ---------------------
Hospitals - 15.26%
New Jersey Health Care Facilities Authority
Holy Name Hospital 5.25% 7/01/20 (AMBAC)                                      50,000               50,507
New Jersey Health Care Facilities-
AHS Hospital-Series A 5.00% 7/01/27 (AMBAC)                                  150,000              145,940
                                                                                     ---------------------
                                                                                                  196,447
                                                                                     ---------------------
Housing - 3.94%
New Jersey State Housing and Mortgage Finance
Agency AMT - Series A 5.65% 5/01/40 (AMBAC)                                   50,000               50,764
                                                                                     ---------------------
                                                                                                   50,764
                                                                                     ---------------------
Parking -3.13%
*Essex County New Jersey IMPT Authority Packing
Facility 5.25% 10/01/27 (MBIA)                                                40,000               40,309
                                                                                     ---------------------
                                                                                                   40,309
                                                                                     ---------------------
Political Subdivision - 3.88%
*Evesham Township New Jersey 5.00% 9/15/17 (FGIC)                             50,000               49,937
                                                                                     ---------------------
                                                                                                   49,937
                                                                                     ---------------------
Ports and Harbors - 3.92%
Delaware River And Bay Authority 5.25% 1/01/26 (FGIC)                         50,000               50,416
                                                                                     ---------------------
                                                                                                   50,416
                                                                                     ---------------------
School District - 9.86%
Freehold Township,New Jersey-Board of Education-97 5.40% 7/15/23 (FSA)        50,000               51,065
Mount Olive Township New Jersey
Board of Education 5.00% 1/15/19 (FGIC)                                       25,000               24,554
*Newark,New Jersey Schools-97 5.30% 9/01/15 (MBIA)                            50,000               51,351
                                                                                     ---------------------
                                                                                                  126,970
                                                                                     ---------------------
Special Utility - 3.78%
*Bayonee New Jersey Municipal Utlities Authority
Water Systems 5.00% 1/01/28 (MBIA)                                            50,000               48,636
                                                                                     ---------------------
                                                                                                   48,636
                                                                                     ---------------------
Territorial - 27.78%
*Puerto Rico Commonwealth-97 5.38% 7/01/21 (MBIA)                             50,000               51,254
Puerto Rico Commonwealth Highway & Transportation
Authority (Highway Improvements)Series Y 5.50% 7/01/26                       250,000              255,712
Puerto Rico Industrial Tourist Educational
Medical and Envrionmental Control Facilities
Mennonite General Hospital Series A 5.63% 7/01/27                             50,000               50,638
                                                                                     ---------------------
                                                                                                  357,604
                                                                                     ---------------------


                                                                           Principal               Market
                                                                              Amount                Value

Water and Sewer - 15.57%
North Jersey District Water Supply-Series A
(Wanaque North Project) 5.13% 11/15/21 (MBIA)                              $ 150,000           $  150,052
Wanaque Boro New Jersey Sewer Authority Sewer
Revenue 5.25% 12/01/21                                                        50,000               50,424
                                                                                     ---------------------
                                                                                                  200,476
                                                                                     ---------------------
Total Municipal Bonds (cost $1,239,893)                                                         1,274,058
                                                                                     ---------------------

Total Market Value of Securities Owned - 98.97%
(cost $1,240,114)**                                                                             1,274,058
Liabilities Net of Receivables and Other Assets Net of Liabilities - 1.03%                         13,272
                                                                                     ---------------------

Net Assets Applicable to 200,144 New Jersey A Class Shares, 25,644
New Jersey B Class Shares, and 1 New Jersey C Class Share
($.01 Par Value) Outstanding; Equivalent to $5.70 Per Share - 100.00%                           1,287,330
                                                                                     =====================

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

**Also cost for federal tax purposes.

AMBAC - Insured by the Ambac Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association

Components of Net Assets at February 28, 1998:
Capital Shares (unlimited authorization-no par)                                                 1,245,366
Net realized gain on investments                                                                    8,020
Net unrealized appreciation of investments                                                         33,944
                                                                                     ---------------------
Total Net Assets                                                                                1,287,330
                                                                                     =====================

NET ASSET VALUE AND OFFERING PRICE FOR TAX FREE
NEW JERSEY FUND A CLASS

Net asset value per share (A)                                                                       $5.70
Sales charge (3.75% of offering price or 3.85% of
amount invested per share) (B)                                                                       0.22
                                                                                     ---------------------
Offering price                                                                                      $5.92
                                                                                     =====================

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See Purchasing Shares in the current Prospectus for purchases of $100,000 or more for Tax Free New Jersey Fund Class A.




Delaware Group State Tax-Free Income Trust
Tax Free Ohio Fund
Statement of Net Assets
February 28, 1998
                                                                                      Principal    Market
                                                                                       Amount       Value
Municipal Bonds 97.95%
Hospitals - 17.10%
Lorain County Ohio Hospital Revenue
Catholic Healthcare Partners 5.500% 9/1/27 (MBIA)                                     $50,000      $51,591
Montgomery Hospital Ref-gr-Oh 5.650% 12/01/12                                         100,000      103,198
Puerto Rico Industrial Tourist Educational
Medical and Environmental Control Facilities
Mennonite General Hospital Series A 5.625% 7/01/27                                     50,000       50,639
                                                                                                 ---------
                                                                                                   205,428
                                                                                                ----------
Higher Education - 12.84%
*University of Akron,Ohio-97 5.250%1/0/22 (AMBAC)                                      50,000       50,325
Ohio State Higher Educational Facility Revenue-
Case Western Reserve University-C 5.125% 10/01/17                                      50,000       50,237
University of Cincinnati Ohio
Series T 5.000% 6/01/18                                                                55,000       53,695
                                                                                                ----------
                                                                                                   154,257
                                                                                                ----------
Continuing Care/Retirement -  9.89%
Montgomery Co. Oh 6.250% 2/01/22                                                      115,000      118,798
                                                                                                ----------
                                                                                                   118,798
                                                                                                ----------
Pcr -  8.77%
*Ohio State Air Quality Development Authority
Revenue-Pollution Control-Series B 6.000% 8/01/20                                     100,000      105,403
                                                                                                ----------
                                                                                                   105,403
                                                                                                ----------
Ida - 8.75%
Ohio Air-Jmg Funding-97 5.625% 10/01/22 (AMBAC)                                       100,000      105,087
                                                                                                ----------
                                                                                                   105,087
                                                                                                ----------
Housing - 8.52%
Franklin County Ohio Management Revenue -
Briggs/Wedgewood 5.550% 11/20/17 (GNMA)                                                50,000       50,909
*Ohio Housing Finance Agency Mortgage Revenue
Residential-Series C 5.750% 9/01/28 (GNMA)                                             50,000       51,484
                                                                                                ----------
                                                                                                   102,393
Power Authority - 6.47%
Cleveland,Ohio Public Power Systems Revenue 5.000% 11/15/24 (MBIA)                     80,000       77,698
                                                                                                ----------
                                                                                                    77,698
                                                                                                ----------
City - 4.23%
Elyria,Ohio General Obligations-97 5.400% 12/01/22 (FGIC)                              50,000       50,867
                                                                                                ----------
                                                                                                    50,867
                                                                                                ----------
Conv Ctr/Audit/Stadiums - 4.24%
Cleveland,Ohio-Cleveland Stadium Project 5.250% 11/15/17 (AMBAC)                       50,000       50,827
                                                                                                ----------
                                                                                                    50,827
                                                                                                ----------
School District - 8.36%
Brecksville-Broadview Heights, Ohio School
District 5.250% 12/01/21 (FGIC)                                                        50,000       50,363
Oak Hills, Ohio Local School District 5.125% 12/01/25 (MBIA)                           50,000       50,098
                                                                                                ----------
                                                                                                   100,461


                                                                                      Principal    Market
                                                                                       Amount       Value
Municipal Bonds 97.95%
Transportation - 4.08%
Dayton,Ohio Special Facilities Revenue
(Air Freight-F) 6.050% 10/01/09                                                      $ 45,000   $   49,013
                                                                                                ----------
                                                                                                    49,013
                                                                                                ----------
Turnpike - 3.89%
Ohio State Turnpike 1996-Series A 5.500% 02/15/26 (MBIA)                               45,000       46,745
                                                                                                ----------
                                                                                                    46,745
                                                                                                ----------
Airports- .81%
Cleveland Ohio Airport Special Revenue Continental
Airlines Project 5.375% 9/15/27                                                        10,000        9,775
                                                                                                ----------
                                                                                                     9,775
                                                                                                ----------
Total Municipal Bonds (cost $1,139,282)                                                          1,176,752
                                                                                                ----------

Total Market Value of Securities -97.95%                                                        $1,176,752
(cost $1,139,282)

Receivables and other assets net of liabilities -2.05%                                              24,650
                                                                                                ----------

Net assets applicable to 209,636 Ohio Fund A Class Shares, 1
Ohio Fund B Class Share, and 1 Ohio Fund C Class Shares ($.01 Par
Value) Outstanding; Equivalent to $5.73 Per Share - 100%                                        $1,201,402
                                                                                                ==========

Ambac - Insured by AMBAC Indemnity Corporation
Fgic - Insured by the Financial Guaranty Insurance Company
Gnma - Insured by the Government National Mortgage Association
Mbia - Insured by the Municipal Bond Insurance Association

--------------------------------------------------------------------------------------
Components of Net Assets at February 28, 1998:
Capital Shares (unlimited authorization-no par)                                                  1,158,475
Accumulated undistributed:
Net realized gain on investments                                                                     5,456
Net unrealized appreciation of investments                                                          37,471
                                                                                                ----------
Total Net Assets                                                                                $1,201,402
                                                                                                ==========

Net asset value and offering price for Delaware Group Tax-Free Ohio
Fund A Class

Net asset value per share (A)                                                                        $5.73
Sales charge (3.75% of offering price or 3.85% of amount invested per share) (B)                      0.22
                                                                                                ----------
Offering Price                                                                                       $5.95
                                                                                                ==========

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See Purchasing Shares in the current Prospectus for purchases of $100,000 or more for Delaware Group Tax-Free Ohio Fund Class A.


Deleware Group State Tax-Free Income Trust
Statements of Changes in Net Assets

                                                                         Tax-Free          Tax-Free
                                                                        New Jersey           Ohio
                                                                    ----------------    -------------
                                                                             9/3/97*          9/3/97*
                                                                               to               to
                                                                             2/28/98         2/28/98

Increase (decrease) in net assets from operation:
Net investment income                                                       $24,060          $22,660
Net realized gain (loss) on investments                                       8,020            5,456
Net change in unrealized appreciation (depreciation) on investments          33,944           37,471
                                                                     ---------------    -------------

Net increase in net assets resulting from operations                         66,025           65,587
                                                                     ---------------    -------------

Distribution to shareholders from:
Net investment income:
A Class                                                                     (23,444)         (22,661)
B Class                                                                        (600)               0
C Class                                                                         (16)               0

Net realized gain from investment transactions:
A Class                                                                           0                0
B Class                                                                           0                0
C Class                                                                           0                0
                                                                     ---------------    -------------
                                                                            (24,060)         (22,661)
                                                                     ---------------    -------------

Capital share transactions:
Proceeds from shares sold:
A Class                                                                   1,162,901        1,136,861
B Class                                                                     146,118                6
C Class                                                                       2,006                6
Net asset value of shares issued upon reinvestment
of dividends from net investment income and net
realized gain on security transactions:
A Class                                                                      22,067           21,613
B Class                                                                         346                0
C Class                                                                          12                0
                                                                     ---------------    -------------
                                                                          1,333,449        1,158,486
                                                                     ---------------    -------------
Cost of shares repurchased:
A Class                                                                     (85,960)             (10)
B Class                                                                          (6)               0
C Class                                                                      (2,118)               0
                                                                     ---------------    -------------
                                                                            (88,083)             (10)
                                                                     ---------------    -------------
Increase (decrease) in assets derived from capital
share transactions                                                        1,245,366        1,158,476
                                                                     ---------------    -------------

Net increase (decrease) in net assets                                     1,287,330        1,201,402

Net assets:
Beginning of year                                                                 0                0
                                                                     ---------------    -------------
End of year                                                              $1,287,330       $1,201,402
                                                                     ===============    =============

* Date of commencement of operations.

See accompanying notes

Deleware Group State Tax-Free Income Trust
Statements of Operations
Year ended February 28, 1998

                                                                     Tax-Free           Tax-Free
                                                                    New Jersey            Ohio
                                                                    -------------    ----------------
                                                                      9/3/1997*        9/3/1997*
                                                                         to               to
                                                                       2/28/98          2/28/98
Investment Income:
Interest                                                                 $29,214             $27,221
                                                                    -------------    ----------------

Expenses:
Management fees                                                            3,235               2,856
Distribution expense                                                       1,911               1,470
Dividend disbursing and transfer agent fees and expenses                     355                 122
Accounting and administration                                                312                 284
Reports and statements to shareholders                                     1,102               1,262
Professional fees                                                          2,919               2,517
Registration fees                                                            163                 163
Custodian fees                                                               126                 413
Taxes (other than taxes on income)                                           145                  40
Other                                                                        894                 861
                                                                    -------------    ----------------
                                                                          11,162               9,988
Less expenses absorbed by Delaware Management Company, Inc.                6,008               5,427
                                                                    -------------    ----------------
Total Expenses                                                             5,154               4,561
                                                                    -------------    ----------------

Net investment income                                                     24,060              22,660
                                                                    -------------    ----------------

Net realized and unrealized gain on investments:
Net realized gain on investment transactions                               8,020               5,456
Net change in unrealized appreciation on investments                      33,944              37,471
                                                                    -------------    ----------------

Net realized and unrealized gain on investments                           41,965              42,927
                                                                    -------------    ----------------

Net increase in net assets resulting from operations                     $66,025             $65,587
                                                                    =============    ================

* Date of commencement of operations.

See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                                                   Tax-Free                 Tax-Free
                                                                                  New Jersey               New Jersey
                                                                                 Fund A Class             Fund B Class
                                                                              ---------------------   --------------------
                                                                                   9/3/1997(1)            9/3/1997(1)
                                                                                       to                     to
                                                                                    2/28/97                 2/28/97
                                                                              ---------------------   --------------------
Net asset value, beginning of period                                                $5.500                 $5.500

Income from investment operations:
Net investment income                                                                0.115                  0.070
Net realized and unrealized gain (loss) on investments                               0.200                  0.199
                                                                                    ------                 ------
Total from investment operations                                                     0.315                  0.269
                                                                                    ------                 ------

Less dividends and distributions:
Dividends from net investment income                                                (0.115)                (0.069)
Distributions from net realized gain on security transactions
                                                                                    ------                 ------
Total dividends and distributions                                                   (0.115)                (0.069)
                                                                                    ------                 ------

Net asset value, end of period                                                      $5.700                 $5.700
                                                                                    ======                 ======

Total return (2)                                                                     5.77%                  4.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                             $1,141                   $146
Ratio of expenses to average net assets                                              0.88%                  1.56%
Ratio of expenses to average net assets
prior to expense limitation                                                          1.93%                  2.61%
Ratio of net investment income to average net assets                                 4.23%                  3.63%
Ratio of net investment income to average net assets
prior to expense limitation                                                          3.18%                  2.58%
Portfolio turnover                                                                     47%                    47%


-----------------------------------------------------

(1) Date of initial pubic offering; ratios have been annualized and total return has not been annualized.

On October 20, 1997, New Jersey Fund Class C sold shares which were subsequently repurchased on January 13, 1998, leaving a balance of 1 share, which is the initial seed purchase. This shareholder activity is not being disclosed due to its immateriality.


                                                                      Tax-Free Ohio
                                                                      Fund A Class
                                                                         A Class
                                                                   ---------------------
                                                                        9/3/1997(1)
                                                                            to
                                                                         2/28/97
                                                                   ---------------------


Net asset value, beginning of period                                      $5.500

Income from investment operations:
Net investment income                                                      0.120
Net realized and unrealized gain (loss) on investments                     0.230
                                                                      ----------
Total from investment operations                                           0.350
                                                                      ----------

Less dividends and distributions:
Dividends from net investment income                                      (0.120)
Distributions from net realized gain on security transactions
                                                                      ----------
Total dividends and distributions                                         (0.120)
                                                                      ----------

Net asset value, end of period                                            $5.730
                                                                      ==========

Total return (2)                                                           6.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $1,201
Ratio of expenses to average net assets                                    0.88%
Ratio of expenses to average net assets
prior to expense limitation                                                1.93%
Ratio of net investment income to average net assets                       4.38%
Ratio of net investment income to average net assets
prior to expense limitation                                                3.33%
Portfolio turnover                                                           66%


-----------------------------------------------------

(1) Date of initial pubic offering; ratios have been annualized and total return has not been annualized.

For the period September 1, 1997 through February 28, 1998, there was no shareholder activity in Ohio Fund Class B and Ohio Fund Class C besides the initial seed purchase of 1 share. This shareholder activity is not being disclosed in the Financial Highlights due to its immateriality.

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998

Delaware Group State Tax-Free Income Trust (the "Trust") - Tax-Free New Jersey Fund and Tax-Free Ohio Fund is registered as a nondiversified open-end investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Pennsylvania business trust and each Fund offers three classes of shares. The A Class of each Fund carries a front-end sales charge of 3.75%. The B Class of each Fund carries a back-end deferred sales charge and the C Class of each Fund carries a level load deferred sales charge. Tax-Free New Jersey Fund's objective is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund's objective is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

1.    Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds:

Security Valuation- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Federal Income Taxes- Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all Funds, including the Trust, within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized on a pro-rata basis and are included in interest income. The Trust declares dividends from net investment income daily and pays such dividends monthly. Capital gains, if any, are distributed annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

2.    Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Fund pays Delaware Management Company, the Investment Manager of the Funds, an annual fee which is calculated daily at the rate of 0.55% of the average daily net assets of the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund. DMC has elected to waive its fees and reimburse the Tax-Free New Jersey and the Tax-Free Ohio Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses, exceed 0.25% of average daily net assets for the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund, through July 31, 1998. Total expenses absorbed by DMC for the year ended February 28,1998 were $6,008 for the Tax-Free New Jersey Fund and $5,427 for the Tax-Free Ohio Fund. For the year ended February 28, 1998, the Fund had a liability for investment management fees and other expenses payable to DMC of $3,235 for the Tax-Free New Jersey Fund and $2,856 for the Tax-Free Ohio Fund.

The Trust has engaged Delaware Service Company, Inc. (DSC), an affiliate of
DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Funds. For the year ended February 28, 1998, the Tax-Free New Jersey Fund and The Tax-Free Ohio Fund expensed $355 and $122 for dividend disbursing, transfer agent fees and other expenses and $230 and $209 for accounting services and had liabilities for such fees and other expenses payable to DSC for $126 and $101, respectively.

Pursuant to the Distribution Agreement, the Trust pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Tax-Free New Jersey Fund and Tax-Free Ohio Fund A Classes and 1.00% of the average daily net assets of the B and C Class for each portfolio. For the year ended February 28, 1998, the Funds had a liability for distribution fees and other expenses payable to DDLP of $947 for Tax-Free New Jersey Fund and $883 for Tax-Free Ohio Fund.

DDLP earned $178 and $45 for commissions on sales of the Tax-Free New Jersey Fund A Class and the Tax-Free Ohio Fund A Class, respectively.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Trust. These officers, directors and employees are paid no compensation by the Trust.

3.    Investments

During the year ended February 28,1998, each Fund had purchases and sales of investment securities other than temporary cash investments as follows:

                                            Tax-Free               Tax-Free
                                            New Jersey Fund        Ohio Fund
                                            ---------------        ---------

Purchases:                                  $1,505,039            $1,484,323
Sales:                                        $273,241              $350,503

At February 28, 1998, the aggregate cost of securities for federal income tax purposes was as follows:

                                            Tax-Free               Tax-Free
                                            New Jersey Fund        Ohio Fund
                                            ---------------        ---------

Cost of investments                         $1,240,114            $1,139,282
Unrealized appreciation                        $34,543               $37,648
Unrealized depreciation                           $599                  $178
Net unrealized appreciation                 $1,240,114               $37,470

4. Trust Shares
Transactions in Fund shares were as follows:

                                               Tax-Free New Jersey
                                               -------------------
                                                      9/3/97
                                                        to
                                                     2/28/98
                                                     -------
Shares sold:
A Class                                               211,252
B Class                                                25,585
C Class                                                   365

Shares issued upon reinvestment
of dividends from net investment income:
A Class                                                 3,894
B Class                                                    61
C Class                                                     2
                                                    ---------
                                                      241,159
                                                    ---------
Shares repurchased:
A Class                                               (15,002)
B Class                                                    (1)
C Class                                                  (366)
                                                    ---------
                                                      (15,369)
Net Increase                                          255,790
                                                    =========

                                                    Tax-Free Ohio
                                                    -------------
                                                       9/3/97
                                                         to
                                                       2/28/98
                                                       -------
Shares sold:
A Class                                               205,829
B Class                                                     1
C Class                                                     1

Shares issued upon reinvestment
of dividends from net investment income:
A Class                                                 3,809
B Class                                                     0
C Class                                                     0
                                                    ---------
                                                      209,640
                                                    ---------
Shares repurchased:
A Class                                                    (2)
B Class                                                     0
C Class                                                     0
                                                    ---------
                                                           (2)

Net Increase                                          209,638
                                                    =========

5. Concentrations of Credit Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

                                    PART C
                                    ------

                               Other Information
                               -----------------

Item 24.     Financial Statements and Exhibits
             ---------------------------------

             (a)     Financial Statements:

                     Part A  -  Financial Highlights

                    *Part B  -  Statement of Net Assets
                                Statement of Assets and Liabilities
                                Statement of Operations
                                Statement of Changes in Net Assets
                                Notes to Financial Statements
                                Accountant's Report

                        * The financial statements and Accountant's Report for Tax-Free Pennsylvania Fund listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended February 28, 1997. In addition, the unaudited financial statements for Tax-Free Pennsylvania Fund listed above are incorporated by reference into Part B from the Registrant's Semi-Annual Report for the the six months ended August 31, 1997. Unaudited financial statements for Tax-Free New Jersey Fund and Tax-Free Ohio Fund for the period ended February 28, 1998 are included in Part B.

             (b)      Exhibits:

                      (1)     Declaration of Trust.
                              ---------------------

                              (a)      Declaration of Trust, as amended
                                       through November 27, 1995, incorporated
                                       into this filing by reference to
                                       Post-Effective Amendment No. 35 filed
                                       November 27, 1995.

                              (b) Amendment to Declaration of Trust (July 17,1997) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 29, 1997.

                      (2)     Procedural Guidelines.
                              ----------------------

                              (a)      Procedural Guidelines, as amended
                                       through November 27, 1995 incorporated
                                       into this filing by reference to
                                       Post-Effective Amendment No. 34 filed
                                       April 28, 1995.

                              (b)      Amendment to Procedural Guidelines
                                       (April 1995) incorporated into this
                                       filing by reference to Post-Effective
                                       Amendment No. 35 filed November 27,
                                       1995.

                      (3)     Voting Trust Agreement.  Inapplicable.
                              -----------------------

                      (4) Copies of All Instruments Defining the Rights of Holders.
                              ------------------------------------------------

                              (a) Declaration of Trust. Articles V and IX of the Declaration of Trust (February 28, 1977) and Article V, as amended (February 17, 1994), of the Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                                       (i)      Amendment to Declaration of
                                                Trust (July 17, 1997)
                                                incorporated into this filing
                                                by reference to Post-Effective
                                                Amendment No. 39 filed August
                                                29, 1997.

                              (b) Procedural Guidelines. Articles II, IV, as amended, and VII of the Procedural Guidelines incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                      (5)     Investment Management Agreement.
                              --------------------------------

                              (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                              (b)      Executed Investment Management
                                       Agreement (September 2, 1997) between
                                       Delaware Management Company, Inc. and
                                       the Registrant on behalf of Tax-Free
                                       New Jersey Fund attached as Exhibit.

                              (c)      Executed Investment Management
                                       Agreement (September 2, 1997) between
                                       Delaware Management Company, Inc. and
                                       the Registrant on behalf of Tax-Free
                                       Ohio Fund attached as Exhibit.

                      (6)     (a)      Distribution Agreement.
                                       -----------------------

                                       (i)      Form of Distribution Agreement
                                                (April 1995) on behalf of
                                                Tax-Free Pennsylvania Fund
                                                incorporated into this filing
                                                by reference to Post-Effective
                                                Amendment No. 35 filed
                                                November 27, 1995.

                                       (ii)     Executed Distribution
                                                Agreement (September 2, 1997)
                                                between Delaware Distributors,
                                                L.P. and the Registrant on
                                                behalf of Tax-Free New Jersey
                                                Fund attached as Exhibit.

                                       (iii)    Executed Distribution
                                                Agreement (September 2, 1997)
                                                between Delaware Distributors,
                                                L.P. and the Registrant on
                                                behalf of Tax-Free Ohio Fund
                                                attached as Exhibit.

                                       (iv)     Form of Amendment No. 1 to
                                                Distribution Agreement (November
                                                1995) on behalf of Tax-Free
                                                Pennsylvania Fund incorporated
                                                into this filing by reference to
                                                Post-Effective Amendment No. 35
                                                filed November 27, 1995.

                              (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                              (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                              (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                       1995) (Module) incorporated into this
                                       filing by reference to Post-Effective
                                       Amendment No. 36 filed April 29, 1996.

                      (7)     Bonus, Profit Sharing, Pension Contracts.
                              -----------------------------------------

                              (a)      Amended and Restated Profit Sharing
                                       Plan (November 17, 1994) incorporated
                                       into this filing by reference to
                                       Post-Effective Amendment No. 34 filed
                                       April 28, 1995.

                              (b)      Amendment to Profit Sharing Plan
                                       (December 21, 1995) (Module)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment
                                       No. 36 filed April 29, 1996.

                   (8)        Custodian Agreement.
                              --------------------

                              (a) Executed Custodian Agreement (May 1996) between Bankers Trust Company and the Registrant on behalf of Tax-Free Pennsylvania Fund attached as Exhibit.

                              (b)      Executed Custodian Agreement (1996)
                                       with The Chase Manhattan Bank included
                                       as Module.

                                       (i)   Executed Letter (September 2, 1997)
                                             to add Tax-Free New Jersey Fund and
                                             Tax-Free Ohio Fund to the Custodian
                                             Agreement with The Chase Manhattan
                                             Bank attached as Exhibit.

                   (9)        Other Material Contracts.
                              -------------------------

                              (a)      Executed First Amended and Restated
                                       Shareholders Services Agreement
                                       (September 2, 1997) between Delaware
                                       Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                              (b)      Executed Fund Accounting Agreement
                                       (August 19, 1996) between Delaware
                                       Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                                       (i)      Executed Amendment No. 7
                                                (October 14, 1997) to Delaware
                                                Group of Funds Fund Accounting
                                                Agreement attached as Exhibit.

                                       (ii)     Executed Amendment No. 8
                                                (December 18, 1997) to Delaware
                                                Group of Funds Fund Accounting
                                                Agreement attached as Exhibit.

                  (10)        Opinion of Counsel.  Attached as Exhibit.
                              -------------------

                  (11)        Consent of Auditors.  Attached as Exhibit.
                              --------------------

               (12-14)        Inapplicable.

                  (15)        Plans under Rule 12b-1.
                              -----------------------
                              (a) Form of Plan under Rule 12b-1 for Class A (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to
                                       Post-Effective Amendment No. 35 filed
                                       November 27, 1995.

                              (b) Form of Plan under Rule 12b-1 for Class B (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to
                                       Post-Effective Amendment No. 35 filed
                                       November 27, 1995.

                              (c) Form of Plan under Rule 12b-1 for Class C (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to
                                       Post-Effective Amendment No. 35 filed
                                       November 27, 1995.

                              (d)      Executed Plan under Rule 12b-1 for
                                       Class A (September 2, 1997) on behalf
                                       of Tax-Free New Jersey Fund attached as
                                       Exhibit.

                              (e)      Executed Plan under Rule 12b-1 for
                                       Class B (September 2, 1997) on behalf
                                       of Tax-Free New Jersey Fund attached as
                                       Exhibit.

                              (f)      Executed Plan under Rule 12b-1 for
                                       Class C (September 2, 1997) on behalf
                                       of Tax-Free New Jersey Fund attached as
                                       Exhibit.

                              (g)      Executed Plan under Rule 12b-1 for
                                       Class A (September 2, 1997) on behalf
                                       of Tax-Free Ohio Fund attached as
                                       Exhibit.

                              (h)      Executed Plan under Rule 12b-1 for
                                       Class B (September 2, 1997) on behalf
                                       of Tax-Free Ohio Fund attached as
                                       Exhibit.

                              (i)      Executed Plan under Rule 12b-1 for
                                       Class C (September 2, 1997) on behalf
                                       of Tax-Free Ohio Fund attached as
                                       Exhibit.

                      (16) Schedules of Computation for each Performance Quotation.
                              ---------------------------------------------

                              (a)      Incorporated into this filing by
                                       reference to Post-Effective Amendment
                                       No. 34 filed April 28, 1995,
                                       Post-Effective Amendment No. 35 filed
                                       November 27, 1995, Post-Effective
                                       Amendment No. 36 filed April 30, 1996
                                       and Post-Effective Amendment No. 37
                                       filed April 29, 1997.

                              (b) Schedules of Computation not previously
                                  filed attached as Exhibit.

                      (17)    Financial Data Schedules.
                              -------------------------

                              (a)      Incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       37 filed April 29, 1997.

                              (b) Financial data schedules for Tax-Free Pennsylvania Fund for the six months ended August 31, 1997 attached as Exhibit.

                              (c) Financial data schedules for Tax-Free New Jersey Fund and Tax-Free Ohio Fund for the period ended February 28, 1998 attached as Exhibit.

                      (18)    Inapplicable.

                      (19)    Other:   Trustees' Power of Attorney. Attached as
                                       Exhibit.

Item 25.     Persons Controlled by or under Common Control with Registrant.
             None.

Item 26.     Number of Holders of Securities.
             --------------------------------

             (1)                                                          (2)

                                                                          Number of
             Title of Class                                               Record Holders
             --------------                                               --------------
             Delaware Group State Tax-Free Income Trust's:

             Tax-Free Pennsylvania Fund A Class
             Shares of Beneficial Interest                                19,706 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free Pennsylvania Fund B Class
             Shares of Beneficial Interest                                1,130 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free Pennsylvania Fund C Class
             Shares of Beneficial Interest                                63 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Delaware Group State Tax-Free Income Trust's:

             Tax-Free New Jersey Fund A Class
             Shares of Beneficial Interest                                11 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free New Jersey Fund B Class
             Shares of Beneficial Interest                                5 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free New Jersey Fund C Class
             Shares of Beneficial Interest                                1 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free Ohio Fund A Class
             Shares of Beneficial Interest                                4 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free Ohio Fund B Class
             Shares of Beneficial Interest                                1 Accounts as of
             with No Par Value Per Share                                  February 28, 1998

             Tax-Free Ohio Fund C Class
             Shares of Beneficial Interest                                1 Accounts as of
             with No Par Value Per Share                                  February 28, 1998


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 12, 1980.

Item 28.     Business and Other Connections of Investment Adviser.
             -----------------------------------------------------

             Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Foundation Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.


             The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------
Wayne A. Stork         Chairman of the Board, President, Chief Executive Officer and Chief
                       Investment Officer of Delaware Management Company; Chairman of the
                       Board, President, Chief Executive Officer, Chief Investment Officer and
                       Director of Delaware Management Company, Inc.; Trustee of Delaware
                       Management Business Trust; Chairman of the Board, President, Chief Executive
                       Officer and Director of DMH Corp.; Chairman, Chief Executive Officer, Chief
                       Investment Officer of Delaware Investment Advisers, Delaware Distributors,
                       Inc. and Founders Holdings, Inc.; Chairman, Chief Executive Officer and
                       Director of  Delaware International Holdings Ltd. and Delaware International
                       Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                       Holdings, Inc., and Delaware Capital Management, Inc.; Chairman of Delaware
                       Distributors, L.P.;  President and Chief Executive Officer of Delvoy, Inc.; and
                       Director of Delaware Service Company, Inc. and Delaware Investment &
                       Retirement Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------

Richard G. Unruh, Jr.  Executive Vice President of Delaware Management Company; Executive Vice
                       President and Director of Delaware Management Company, Inc.; Trustee of
                       Delaware Management Business Trust; Executive Vice President of the
                       Registrant, each of the other funds in the Delaware Investments family,
                       Delaware Management Holdings, Inc. and Delaware Capital Management, Inc;
                       President of Delaware Investment Advisers and Director of Delaware
                       International Advisers Ltd.

                       Board of Directors, Chairman of Finance Committee, Keystone Insurance
                       Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                       Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc.
                       since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                       Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow         Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                       Management Company, Delaware Management Company, Inc., the Registrant,
                       each of the other funds in the Delaware Investments family; Delaware
                       Investment Advisers; and Delaware Management Holdings, Inc.; Executive
                       Vice President and Director of Founders Holdings, Inc.; Executive Vice
                       President of Delaware Capital Management, Inc.; and Director of Founders
                       CBO Corporation

                       Director, HYPPCO Finance Company Ltd.

David K. Downes        Executive Vice President, Chief Operating Officer and Chief Financial Officer
                       of Delaware Management Company and Delaware Investment Advisers;
                       Trustee of Delaware Management Business Trust; Executive Vice President,
                       Chief Operating Officer, Chief Financial Officer and Director of Delaware
                       Management Company, Inc., DMH Corp, Delaware Distributors, Inc., Founders
                       Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief Operating
                       Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc.,
                       Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware
                       Distributors, L.P.;  President, Chief Executive Officer, Chief Financial Officer
                       and Director of Delaware Service Company, Inc.; President, Chief Operating
                       Officer, Chief Financial Officer and Director of Delaware International
                       Holdings Ltd.; Chairman, Chief Executive Officer and Director of Delaware
                       Investment & Retirement Services, Inc.; Chairman and Director of Delaware
                       Management Trust Company; Director of Delaware International Advisers Ltd.;
                       and Vice President of Lincoln Funds Corporation

                       Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                       Place, Newtown Square, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------

George M. Chamberlain, Jr.  Senior Vice President, General Counsel and Secretary of Delaware Management
                            Company and Delaware Investment Advisers; Trustee of Delaware
                            Management Business Trust; Senior Vice President, General Counsel, Secretary
                            and Director of Delaware Management Company, Inc., DMH Corp., Delaware
                            Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc.,
                            Delaware Capital Management, Inc., Delaware Investment & Retirement
                            Services, Inc. and Delvoy, Inc.; Senior Vice President, Secretary and General
                            Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                            Senior Vice President and Director of Delaware International Holdings Ltd.;
                            Executive Vice President, Secretary, General Counsel and Director of Delaware
                            Management Trust Company; Director of Delaware International Advisers Ltd.;
                            Secretary of Lincoln Funds Corporation

Richard J. Flannery         Senior Vice President/Corporate and International Affairs of the Registrant,
                            each of the other funds in the Delaware Investments family, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Management Company,
                            Delaware Investment Advisers, Delaware Management Company, Inc.,
                            Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Management
                            Trust Company, Delaware Capital Management, Inc., Delaware Service
                            Company, Inc. and Delaware Investment & Retirement Services, Inc.;
                            Executive Vice President/Corporate & International Affairs and Director of
                            Delaware International Holdings Ltd.;  Senior Vice President/Corporate and
                            International Affairs and Director of Founders Holdings, Inc. and Delvoy, Inc.;
                            Senior Vice President of Founders CBO Corporation; and Director of Delaware
                            International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                            PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                            since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof           Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice
                            President/Investment Accounting of Delaware Management Company;
                            Delaware Management Company, Inc. and Delaware Service Company, Inc.;
                            Senior Vice President and Treasurer/Manager, Investment Accounting of
                            Delaware Distributors, L.P. and Delaware Investment Advisers; Assistant
                            Treasurer of Founders CBO Corporation; and Senior Vice President and
                            Manager of Investment Accounting of Delaware International Holdings Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                 Positions and Offices with the Manager and its
Business Address *                 Affiliates and Other Positions and Offices Held
------------------                 -----------------------------------------------

Joseph H. Hastings                 Senior Vice President/Corporate Controller and Treasurer of Delaware
                                   Management Holdings, Inc., DMH Corp., Delaware Management Company,
                                   Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                   Capital Management, Inc., Delaware Distributors, L.P., Delaware Service
                                   Company, Inc., Delaware International Holdings Ltd. and Delvoy, Inc.;  Senior
                                   Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.;  Executive Vice
                                   President, Chief Financial Officer and Treasurer of Delaware Management
                                   Trust Company; Chief Financial Officer and Treasurer of Delaware Investment
                                   & Retirement Services, Inc.; Senior Vice President/Assistant Treasurer of
                                   Founders CBO Corporation; and Treasurer of Lincoln Funds Corporation.

Michael T. Taggart                 Senior Vice President/Facilities Management and Administrative Services of
                                   Delaware Management Company and Delaware Management Company, Inc.

Douglas L. Anderson                Senior Vice President/Operations of Delaware Management Company,
                                   Delaware Management Company, Inc., Delaware Investment and Retirement
                                   Services, Inc. and Delaware Service Company, Inc.; Senior Vice President/
                                   Operations and Director of Delaware Management Trust Company

James L. Shields                   Senior Vice President/Chief Information Officer of Delaware Management
                                   Company, Delaware Management Company, Inc., Delaware Service Company,
                                   Inc. and Delaware Investment & Retirement Services, Inc.

Eric E. Miller                     Vice President, Assistant Secretary and Deputy General Counsel of the
                                   Registrant and each of the other funds in the Delaware Investments family,
                                   Delaware Management Company, Delaware Management Company, Inc.,
                                   Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                   L.P., Delaware Distributors Inc., Delaware Service Company, Inc., Delaware
                                   Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                   Management, Inc. and Delaware Investment & Retirement Services, Inc.;  and
                                   Vice President and Assistant Secretary of Delvoy, Inc. and Delaware Investment
                                   Advisers.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                 Positions and Offices with the Manager and its
Business Address *                 Affiliates and Other Positions and Offices Held
------------------                 -----------------------------------------------

Richelle S. Maestro                Vice President and Assistant Secretary of Delaware Management Company,
                                   Delaware Management Company, Inc., Delaware Investment Advisers, the
                                   Registrant, each of the other funds in the Delaware Investments family,
                                   Delaware Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                   Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware
                                   Management Trust Company, Delaware Capital Management, Inc., Delaware
                                   Investment & Retirement Services, Inc., Founders Holdings, Inc. and Delvoy,
                                   Inc.; Vice President and Secretary of Delaware International Holdings Ltd.; and
                                   Secretary of Founders CBO Corporation;

                                   Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia,
                                   PA

Richard Salus(1)                   Vice President/Assistant Controller of Delaware Management Company,
                                   Delaware Management Company, Inc. and Delaware Management Trust
                                   Company

Bruce A. Ulmer                     Vice President/Director of LNC Internal Audit of Delaware Management
                                   Company, Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                                   Holdings, Inc., DMH Corp., Delaware Management Trust Company and
                                   Delaware Investment & Retirement Services, Inc.; Vice President/Director of
                                   Internal Audit of Delvoy, Inc.

Susan L. Hanson                    Vice President/Strategic Planning of Delaware Management Company,
                                   Delaware Management Company, Inc. and Delaware Service Company, Inc.

Christopher Adams                  Vice President/Strategic Planning of Delaware Management Company,
                                   Delaware Management Company, Inc. and Delaware Service Company, Inc.

Dennis J. Mara(2)                  Vice President/Acquisitions of Delaware Management Company and Delaware
                                   Management Company, Inc.

Scott Metzger                      Vice President/Business Development of Delaware Management Company,
                                   Delaware Management Company, Inc. and Delaware Service Company, Inc.

Lisa O. Brinkley                   Vice President/Compliance of Delaware Management Company, Delaware
                                   Management Company, Inc., the Registrant, each of the other funds in the
                                   Delaware Investments family, DMH Corp., Delaware Distributors, L.P.,
                                   Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                   Management Trust Company, Delaware Capital Management, Inc. and
                                   Delaware Investment & Retirement Services, Inc.; Vice President of Delvoy,
                                   Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                  Positions and Offices with the Manager and its
Business Address *                  Affiliates and Other Positions and Offices Held
------------------                  -----------------------------------------------

Rosemary E. Milner                  Vice President/Legal Registrations of Delaware Management Company,
                                    Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P.
                                    and Delaware Distributors, Inc.

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant, each of the tax-exempt funds, the fixed income funds and the closed- end funds in the Delaware Investments family; Vice
                                    President of Founders Holdings, Inc.; and Treasurer, Assistant
                                    Secretary and Director of Founders CBO Corporation

Paul A. Matlack                     Vice President/Senior Portfolio  Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Investments family; Vice
                                    President of Founders Holdings, Inc.; and President and Director of
                                    Founders CBO Corporation.

Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family and Delaware Capital Management,
                                    Inc.

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family and Delaware Capital Management,
                                    Inc.

Roger A. Early                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Investments family

Mitchell L. Conery(3)               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., Delaware Investment Advisers, the
                                    Registrant and each of the tax-exempt and fixed income funds in the
                                    Delaware Investments family

George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware Investments family

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal                 Positions and Offices with the Manager and its
Business Address *                 Affiliates and Other Positions and Offices Held
------------------                 -----------------------------------------------

John B. Fields                     Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc., Delaware Investment Advisers, the
                                   Registrant and each of the equity funds in the Delaware Investments family and Delaware Capital Management, Inc.

Gerald S. Frey(4)                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware Investments family

Christopher Beck(5)                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc., Delaware Investment Advisers, the
                                   Registrant and each of the equity funds in the Delaware Investments family

Elizabeth H. Howell(6)             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc. and the Delaware-Voyageur Tax-Free
                                   Minnesota Intermediate, Delaware-Voyageur Minnesota Insured, Delaware-
                                   Voyageur Tax-Free Minnesota, Delaware-Voyageur Tax-Free Idaho, Delaware-
                                   Voyageur Tax-Free Kansas, Delaware-Voyageur Tax-Free Missouri, Delaware-
                                   Voyageur Tax-Free Oregon, Delaware-Voyageur Tax-Free Washington,
                                   Delaware-Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free
                                   Wisconsin Funds.

Andrew M. McCullagh(7)             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc. and the Delaware-Voyageur Tax-Free
                                   Arizona Insured, Delaware-Voyageur Tax-Free Arizona, Delaware-Voyageur
                                   Tax-Free California Insured, Delaware-Voyageur Tax-Free Colorado,
                                   Delaware-Voyageur Tax-Free New Mexico, Delaware-Voyageur Tax-Free
                                   North Dakota and Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                   Delaware Management Company, Inc., the Registrant and each of the equity funds and the closed-end funds in the Delaware Investments family


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held
------------------     -----------------------------------------------

Paul Grillo            Vice President/Portfolio Manager of Delaware Management Company,
                       Delaware Management Company, Inc., the Registrant, Delaware Investment
                       Advisers and each of the tax-exempt and fixed income funds in the Delaware
                       Investments family

Marshall T. Bassett    Vice President/Portfolio Manager of Delaware Management Company, Delaware
                       Management Company, Inc., Delaware Investment Advisers and each of the equity funds in the Delaware Investments family.

John Heffern           Vice President/Portfolio Manager of Delaware Management Company,
                       Delaware Management Company, Inc. and each of the equity funds in the
                       Delaware Investments family.

Mary Ellen Carrozza    Vice President/Client Services of Delaware Management Company, Delaware
                       Management Company, Inc., Delaware Investment Advisers and Delaware
                       Pooled Trust, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


(1)  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2) CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
(3)  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(5)  SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(6)  SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(7) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

Item 29.     Principal Underwriters.
             -----------------------

             (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

             (b) Information with respect to each officer or partner of principal underwriter:

Name and Principal                              Positions and Offices                 Positions and Offices
Business Address *                              with Underwriter                      with Registrant
------------------                              ---------------------                 ---------------------
Delaware Distributors, Inc.                     General Partner                       None

Delaware Investment Advisers                    Limited Partner                       None

Delaware Capital Management, Inc.               Limited Partner                       None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                     Positions and Offices
Business Address *                          with Underwriter                          with Registrant
------------------                          ---------------------                     ---------------------
Wayne A. Stork                              Chairman                                  Chairman

Bruce D. Barton                             President and Chief Executive             None
                                            Officer

David K. Downes                             Executive Vice President,                 Executive Vice
                                            Chief Operating Officer                   President/Chief
                                            and Chief Financial Officer               Operating Officer/
                                                                                      Chief Financial Officer

George M. Chamberlain, Jr.                  Senior Vice President/                    Senior Vice President/
                                            Secretary/General Counsel                 Secretary/General Counsel

Richard J. Flannery                         Senior Vice President/Corporate           Senior Vice President/
                                            and International Affairs                 Corporate and
                                                                                      International Affairs

Joseph H. Hastings                          Senior Vice President/                    Senior Vice President/
                                            Corporate Controller &                    Corporate Controller
                                            Treasurer

Terrence P. Cunningham                      Senior Vice President/                    None
                                            Financial Institutions

Thomas E. Sawyer                            Senior Vice President/                    None
                                            National Sales Director

Dana B. Hall                                Senior Vice President                     None

Mac McAuliffe                               Senior Vice President/Sales               None
                                            Manager, Western Division

William F. Hostler                          Senior Vice President/                    None
                                            Marketing Services

J. Chris Meyer                              Senior Vice President/                    None
                                            Director Product
                                            Management

Stephen H. Slack                            Senior Vice
                                            President/Wholesaler                      None

William M. Kimbrough                        Senior Vice
                                            President/Wholesaler                      None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                     Positions and Offices
Business Address *                          with Underwriter                          with Registrant
------------------                          ---------------------                     ---------------------
Daniel J. Brooks                            Senior Vice
                                            President/Wholesaler                      None

Bradley L. Kolstoe                          Senior Vice President/                    None
                                            Western Division Sales
                                            Manager

Henry W. Orvin                              Senior Vice President/                    None
                                            Eastern Division Sales
                                            Manager

Michael P. Bishof                           Senior Vice President and                 Senior Vice
                                            Treasurer/ Manager,                       President/Treasurer
                                            Investment Accounting

Eric E. Miller                              Vice President/Assistant                  Vice President/
                                            Secretary/Deputy General                  Assistant Secretary/
                                            Counsel                                   Deputy General Counsel

Richelle S. Maestro                         Vice President/                           Vice President/
                                            Assistant Secretary                       Assistant Secretary

Lisa O. Brinkley                            Vice President/Compliance                 Vice President/
                                                                                      Compliance

Rosemary E. Milner                          Vice President/Legal                      Vice President/Legal
                                            Registrations                             Registrations

Daniel H. Carlson                           Vice President/Strategic
                                            Marketing                                 None

Diane M. Anderson                           Vice President/Plan Record
                                            Keeping and Administration                None

Anthony J. Scalia                           Vice President/Defined
                                            Contribution Sales,                       None
                                            SW Territory

Courtney S. West                            Vice President/Defined
                                            Contribution Sales,                       None
                                            NE Territory

Denise F. Guerriere                         Vice President/Client
                                            Services                                  None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                     Positions and Offices
Business Address *                          with Underwriter                          with Registrant
------------------                          ---------------------                     ---------------------
Gordon E. Searles                           Vice President/Client
                                            Services                                  None

Lori M. Burgess                             Vice President/Client Services            None

Julia R. Vander Els                         Vice President/Participant
                                            Services                                  None

Scott Metzger                               Vice President/Business                   Vice President/Business
                                            Development                               Development

Stephen C. Hall                             Vice President/
                                            Institutional Sales                       None

Gregory J. McMillan                         Vice President/National
                                            Accounts                                  None

Christopher H. Price                        Vice President/Manager,                   None
                                            Insurance

Stephen J. DeAngelis                        Vice President/Product                    None
                                            Development

Andrew W. Whitaker                          Vice President/Financial
                                            Institutions                              None

Jesse Emery                                 Vice President/ Marketing                 None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/
                                            Dealer Internal Sales                     None

Dinah J. Huntoon                            Vice President/Product                    None
                                            Manager Equity

Soohee Lee                                  Vice President/Fixed                      None
                                            Income Product
                                            Management

Michael J. Woods                            Vice President/ UIT                       None
                                            Product Management

Ellen M. Krott                              Vice President/Marketing                  None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                     Positions and Offices
Business Address *                          with Underwriter                          with Registrant
------------------                          ---------------------                     ---------------------
Dale L. Kurtz                               Vice President/Marketing
                                            Support                                   None

Holly W. Reimel                             Vice President/Manager,
                                            Key Accounts                              None

David P. Anderson                           Vice President/Wholesaler                 None

Lee D. Beck                                 Vice President/Wholesaler                 None

Gabriella Bercze                            Vice President/Wholesaler                 None

Terrence L. Bussard                         Vice President/Wholesaler                 None

William S. Carroll                          Vice President/Wholesaler                 None

William L. Castetter                        Vice President/Wholesaler                 None

Thomas J. Chadie                            Vice President/Wholesaler                 None

Thomas C. Gallagher                         Vice President/Wholesaler                 None

Douglas R. Glennon                          Vice President/Wholesaler                 None

Ronald A. Haimowitz                         Vice President/Wholesaler                 None

Christopher L. Johnston                     Vice President/Wholesaler                 None

Michael P. Jordan                           Vice President/Wholesaler                 None

Jeffrey A. Keinert                          Vice President/Wholesaler                 None

Thomas P. Kennett                           Vice President/ Wholesaler                None

Debbie A. Marler                            Vice President/Wholesaler                 None

Nathan W. Medin                             Vice President/Wholesaler                 None

Roger J. Miller                             Vice President/Wholesaler                 None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                          Positions and Offices                     Positions and Offices
Business Address *                          with Underwriter                          with Registrant
------------------                          ---------------------                     ---------------------
Patrick L. Murphy                           Vice President/Wholesaler                 None

Stephen C. Nell                             Vice President/Wholesaler                 None

Julia A. Nye                                Vice President/Wholesaler                 None

Joseph T. Owczarek                          Vice President/Wholesaler                 None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                 None

Mark A. Pletts                              Vice President/Wholesaler                 None

Philip G. Rickards                          Vice President/Wholesaler                 None

Laura E. Roman                              Vice President/Wholesaler                 None

Linda Schulz                                Vice President/Wholesaler                 None

Edward B. Sheridan                          Vice President/Wholesaler                 None

Robert E. Stansbury                         Vice President/Wholesaler                 None

Julia A. Stanton                            Vice President/Wholesaler                 None

Larry D. Stone                              Vice President/Wholesaler                 None

Edward J. Wagner                            Vice President/Wholesaler                 None

Wayne W. Wagner                             Vice President/Wholesaler                 None

John A. Wells                               Vice President/Marketing
                                            Technology                                None

Scott Whitehouse                            Vice President/Wholesaler                 None

Frank C. Tonnemaker                         Vice President                            None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.


             (c)      Not Applicable.

Item 30.     Location of Accounts and Records.
             ---------------------------------

             All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.     Management Services.  None.
             --------------------

Item 32.     Undertakings.
             -------------

             (a)      Not Applicable.

             (b)      Not Applicable.

             (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

             (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                  SIGNATURES
                                  ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of March, 1998.

                                                DELAWARE GROUP STATE TAX-FREE
                                                        INCOME TRUST

                                                    By/s/ Wayne A. Stork
                                                      ------------------
                                                      Wayne A. Stork
                                                          Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                             Title                                   Date
-----------------------------     ----------------------------                  --------------
/s/Wayne A. Stork                 Chairman                                      March 27, 1998
-----------------------------
Wayne A. Stork
                                  Executive Vice President/Chief Operating
                                  Officer/Chief Financial Officer
                                  (Principal Financial Officer and
/s/David K. Downes                Principal Accounting Officer)                 March 27, 1998
-----------------------------
David K. Downes

/s/Walter P. Babich         *     Trustee                                       March 27, 1998
-----------------------------
Walter P. Babich

/s/Anthony D. Knerr         *     Trustee                                       March 27, 1998
-----------------------------
Anthony D. Knerr

/s/Ann R. Leven             *     Trustee                                       March 27, 1998
-----------------------------
Ann R. Leven

/s/W. Thacher Longstreth    *     Trustee                                       March 27, 1998
-----------------------------
W. Thacher Longstreth

/s/Thomas F. Madison        *     Trustee                                       March 27, 1998
-----------------------------
Thomas F. Madison

/s/Jeffrey J. Nick          *     Trustee                                       March 27, 1998
-----------------------------
Jeffrey J. Nick

/s/Charles E. Peck          *     Trustee                                       March 27, 1998
-----------------------------
Charles E. Peck

                             *By/s/Wayne A. Stork
                               -----------------
                                Wayne A. Stork
                              as Attorney-in-Fact
                       for each of the persons indicated

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549













                                   Exhibits

                                      to

                                   Form N-1A













            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS

Exhibit No.            Exhibit
-----------            -------
EX-99.B5B              Executed Investment Management Agreement on behalf of Tax-Free New Jersey Fund

EX-99.B5C              Executed Investment Management Agreement on behalf of Tax-Free Ohio Fund

EX-99.B6AII            Executed Distribution Agreement on behalf of Tax-Free New Jersey Fund

EX-99.B6AIII           Executed Distribution Agreement on behalf of Tax-Free Ohio Fund

EX-99.B8A              Executed Custodian Agreement with Bankers Trust Company on behalf of Tax-Free
                       Pennsylvania Fund

EX-99.B8B              Executed Custodian Agreement with The Chase Manhattan Bank
(MODULE NAME
CHASE_CUST_AGR)

EX-99.B8BI             Executed Letter to add Tax-Free New Jersey Fund and Tax-Free Ohio Fund to the
                       Custodian Argeement with The Chase Manhattan Bank

EX-99.B9A              Executed First Amended and Restated Shareholders Services Agreement

EX-99.B9B              Executed Fund Accounting Agreement

EX-99.B9BI             Executed Amendment No. 7 to Fund Accounting Agreement

EX-99.B9BII            Executed Amendment No. 8 to Fund Accounting Agreement

EX-99.B10              Opinion of Counsel

EX-99.B11              Consent of Auditors

EX-99.B15D             Plan under Rule 12b-1 for Tax-Free New Jersey Fund A Class

EX-99.B15E             Plan under Rule 12b-1 for Tax-Free New Jersey Fund B Class

EX-99.B15F             Plan under Rule 12b-1 for Tax-Free New Jersey Fund C Class

EX-99.B15G             Plan under Rule 12b-1 for Tax-Free Ohio Fund A Class

EX-99.B15H             Plan under Rule 12b-1 for Tax-Free Ohio Fund B Class

EX-99.B15I             Plan under Rule 12b-1 for Tax-Free Ohio Fund C Class

EX-99.B16B             Schedules of Computation

EX-27                  Financial Data Schedules

EX-99.B19              Trustees' Power of Attorney